Leases - Related Party	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Leases - Related Party

4. Leases – Related Party

Operating right of use assets and operating lease liabilities are recognized at the lease commencement date. Operating lease liabilities represent the present value of lease payments not yet paid. Operating right of use assets represent our right to use an underlying asset and is based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, we estimate incremental secured borrowing rates corresponding to the maturities of the leases. As we have outstanding secured debt, we used the rate based on loan of 1.67%.

Our office lease contains rent escalations over the lease term. We recognize expense for this office lease on a straight-line basis over the lease term. Additionally, tenant incentives used to fund leasehold improvements are recognized when earned and reduce our right-of-use asset related to the lease. These are amortized through the right-of-use asset as reductions of expense over the lease term.

The Company leases its office and warehouse facilities, and the land which are located at 3101 S US-1, Fort Pierce, Florida (he “Property”) from Visconti Holdings, LLC. Visconti Holdings, LLC is a single member LLC that holds the ownership of the Property and its sole member is Joseph C Visconti is the CEO and majority shareholder of the Company. The Company entered into the lease on January 1, 2020 and the lease has a term of five years. The current payment is $25,000 per month including property taxes and the lease required a $25,000 security deposit. On January 1, 2021, the Company entered into a revised five-year lease agreement with a monthly rent of $30,000.

Supplemental balance sheet information related to leases was as follows:

		December 31,
Operating Leases	Classification	2020
Right-of-use assets	Operating right of use assets	$1,279,595

Current lease liabilities	Current operating lease liabilities	295,374
Non current lease liabilities	Long-term operating lease liabilities	1,015,759
Total lease liabilities		$1,311,133

Lease term and discount rate were as follows:

December 31,
2020
Weighted average remaining lease term (years)	4.0
Weighted average discount rate	1.67%

Year ended December 31,
2020
Operating lease cost	$303,910
Variable lease cost (1)
Total lease costs	$303,910

(1) Variable lease cost primarily relates to common area maintenance, property taxes and insurance on leased real estate.

Supplemental disclosures of cash flow information related to leases were as follows:

December 31,
2020
Cash paid for operating lease liabilities	$300,000
Operating right of use assets obtained in exchange for operating lease liabilities	$1,311,133

Maturities of lease liabilities were as follows as of December 31, 2020:

Operating
Leases
2021	$315,000
2022	330,750
2023	347,287
2024	364,652
Total	1,357,689
Less: Imputed interest	(46,556)
Present value of lease liabilities	$1,311,133